Shareholder Report, Average Annual Return (Details)	7 Months Ended
Apr. 30, 2026
Defiance Daily Target 2X Short RGTI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(31.49%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.44%